Exhibit 99.2 Schedule 7

Loan Level Exceptions
Run Date - 7/22/2024
Recovco Loan ID	Loan #1	Loan #2	Loan #3	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
MUPEW2TVRNR	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires a Profitability Calculation. (Profitability Analysis).  The file did not include the Profitability Analysis Calculation.

*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R
COMMENT:   The background check for XX expired 5.XX.2023.

*** (CURED) Guarantor 2 Backround Check Not CLEAR - EV R
COMMENT:   The background check for XX was not provided.

*** (CURED) Guarantor 3 Backround Check Not CLEAR - EV R
COMMENT:   The background check for XX expired 5.XX.2023.

*** (CURED) Guarantor 4 Backround Check Not CLEAR - EV R
COMMENT:   The background check for XX was not provided.

*** (CURED) Lender Approval - EV R
COMMENT:   The Sponsor approval provided is not approved or dated by the underwriter.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The policy requires a copy of the Guarantor's current driver's license if the DL on file is expired. The loan file is missing a copy of the driver's license for XX.
UXAE1L4X1BA	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R
COMMENT:   The loan file is missing the background check(s) for guarantor, sponsor, and borrowing entities.

*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires aXX Quick Glance and Kickoff. The loan file is missing a copy of the Quick Glance and Kickoff email or workbook.

*** (CURED) Lender Approval - EV R
COMMENT:   The sponsor lender approval is missing.

*** (CURED) Missing credit report - EV R
COMMENT:   The credit report(s) is missing.

*** (CURED) Missing Doc - EV R
COMMENT:   The policy requires a CLBP & Profitability Calculation. (Client-Level Business Plan (CLBP) and Profitability Analysis).  The file did not include the CLBP & Profitability Analysis Calculation.

*** (CURED) missing documents  - EV R
																COMMENT: The policy requires a copy of the Borrower Prepared Organization Chart. The loan file is missing the Organization Chart.
WPPZSVKSPH2	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires two months of bank statements dated within 90 days of approval date of 6.XX.23 for personal guarantor bank statements. The loan file does contain two months of bank statements for the following personal bank account #XX (dated 2.XX.23 and 3.XX.23). The Underwriter worksheet summary notes does indicate the use of the original statements provided in April were acceptable per the CRM.

*** (CURED) Missing Doc - EV R
																COMMENT: The policy requires Effective XX an income verification 4506-C form to be completed and executed by the personal and corporate Guarantor. The file is missing the executed 4506-C forms.
LXLY0Z1CQLC	XX	XX		XX		1	1	1	1	1	1	1	1
K3CYGWLWCSF	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Missing from file - EV R COMMENT: The loan file is missing a background check for XX
RICIPIM5YKD	XX	XX		XX		1	1	1	1	1	1	1	1
ODE444BLQRI	XX	XX		XX		1	1	1	1	1	1	1	1
HWNWOEJO04U	XX	XX		XX		1	1	1	1	1	1	1	1
BYJSQPB0KNH	XX	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT: The policy requires a CLBP & Profitability Calculation. (Client-Level Business Plan (CLBP) and Profitability Analysis). The file did not include the CLBP & Profitability Calculation.	*** (CURED) Missing Doc - EV R
																COMMENT: Missing Certificate of good standing dated 60 days prior to funding. Required for all loans > $5MM in the state of California. The sponsor is closing loans in California state.
4ROVNYVYYIL	XX	XX		XX		3	1	3	1	1	1	1	1
LZIPC5JMGIJ	XX	XX		XX		1	1	1	1	1	1	1	1
2PNNCG11JM4	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Missing Doc - EV R COMMENT: The policy requires a XX Quick Glance and Kickoff. The loan file is missing a copy of the Quick Glance and Kickoff email.
MZR3NXCHLN0	XX	XX		XX		1	1	1	1	1	1	1	1
HMIPEYXIYMY	XX	XX		XX		3	1	3	1	1	1	1	1
YZWBOO1MATU	XX	XX		XX		3	1	3	1	1	1	1	1
INTGGG1V0GN	XX	XX	XX	2	2	2	1	1	2	1	1	*** (OPEN) Asset Verification insufficient - EV 2
															COMMENT: The policy requires two months of bank statements dated within 90 days for personal and corporate statements. The file included one month of statements for accounts #XX and #XX. The file included an approved exception, allowing only one month of statements.
PSWKAWBOMMC	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R
COMMENT:   The file did not include updated background reports of the individuals.  The most recent background reports expired 4.XX.2024.

*** (CURED) Lender Approval - EV R
COMMENT:   The file included the lender approval summary; however, the final approval date and approved by information  is missing.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The file is missing evidence of unexpired photo ID for both borrowers.
JELQ334FLLK	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The policy requires two months of bank statements for personal guarantor(s). The loan file contains (1) month of statements dated 5.XX.2023. The loan file is missing the following asset account statements used for qualification; Richard statements dated 9.XX.2023 for accounts #XX, #XX, and #XX and; XX statements dated 9.XX.2023 for accounts #XX and XX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires Effective XX an income verification 4506-C form to be completed and executed by the personal guarantor and borrowing entity.  The file is missing the executed 4506-C forms.

*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires a CLBP & Profitability Calculation. (Client-Level Business Plan (CLBP) and Profitability Analysis).  The file did not include the CLBP & Profitability Analysis Calculation.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The policy requires a copy of the Guarantor's current driver's license if the DL on file is expired. The loan file contains a XX which expired on 7.XX.2023.
ODPEO5TAIVJ	XX	XX		XX		3	1	3	1	1	1	1	1
PXSLHW0CMZP	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires Effective XX an income verification 4506-C form to be completed and executed by the personal guarantor and borrowing entity.  The file is missing the executed 4506-C forms.

*** (CURED) Missing Doc - EV R
																COMMENT: The policy requires a CLBP & Profitability Calculation. (Client-Level Business Plan (CLBP) and Profitability Analysis). The file did not include the CLBP & Profitability Analysis Calculation.
SVAOP5BPYIC	XX	XX		XX		3	1	3	1	1	1	1	1
RYWLVGZDVHM	XX	XX	XX	2	2	2	1	1	2	1	1	*** (OPEN) Asset Verification insufficient - EV 2
COMMENT:   The 1 month's corporate bank statements and liquidity and 1 month's personal guarantor bank statements.  The liquidity worksheet reflects asset for XX; however, the assets were not included in the file.  The liquidity worksheet does not reflect personal statements and personal statements were not provided in the file.  The file did not include personal or corporate assets.

*** (OPEN) Income documentation does not meet guidelines - EV 2
COMMENT: The policy requires a CLBP & Profitability Calculation. (Client-Level Business Plan (CLBP) and Profitability Analysis). The file did not include the CLBP & Profitability Calculation.	*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires a SREO.  The file is missing evidence of the SREO.

*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R
COMMENT:   The lending policy requires a background report. The file is missing the background report for the entity and guarantor.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The policy requires a Copy of Guarantor's current Driver's License if not expired. The file did not include evidence of an unexpired photo ID.
44DUS1MJENM	XX	XX		XX		1	1	1	1	1	1	1	1
XREOI4H0ZZB	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R
COMMENT:   The policy requires a background check for sponsors, personal or corporate guarantor, and borrowing entities to be updated for each renewal. The background check from XX expired on 2.XX.2024.

*** (CURED) Guarantor 2 Backround Check Not CLEAR - EV R
COMMENT:   The policy requires a background check for sponsors, personal or corporate guarantor, and borrowing entities to be updated for each renewal. The background check from XX expired on 2.XX.2024. The background check for XX expired 3.XX.2024.

*** (CURED) Missing Doc - EV R
COMMENT:   The policy requires a XX Quick Glance and Kickoff. The loan file is missing a copy of the Quick Glance and Kickoff email or workbook.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The policy requires a copy of the Guarantor's current driver's license if the DL on file is expired. The DL for XX expired 10.XX.2023.
UWMXOE0WBIL	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The credit needs list requires the XX Quick Glance and Kickoff (QuickGlance.  The file did not include the documentation.

*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R
COMMENT:   The lending policy requires a background report. The file is missing the background report for the entity and guarantor.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The policy requires a Copy of Guarantor's current Driver's License if not expired. The most recent photo ID's expired 9.XX.2022 and 8.XX.2022. The file did not include evidence of an unexpired photo ID.
3IX5RT4PXJE	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires Effective XX an income verification 4506-C form to be completed and executed by the personal guarantor and borrowing entity.  The file is missing the executed 4506-C forms.

*** (CURED) Lender Approval - EV R
																COMMENT: The Sponsor approval provided is not approved or dated by the underwriter.
BBDDWX3VLBO	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires Effective XX an income verification 4506-C form to be completed and executed by the personal guarantor and borrowing entity.  The file is missing the executed 4506-C forms.

*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires a Profitability Calculation. (Profitability Analysis).  The file did not include the Profitability Analysis Calculation.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The policy requires a copy of the Guarantor's current driver's license if the DL on file is expired. The DL for XX expired 8.XX.2021.
OQ3MPUQYQ53	XX	XX		XX		1	1	1	1	1	1	1	1
MC0X4Z21ESY	XX	XX		XX		3	1	3	1	1	1	1	1
Y30DVHRASYE	XX	XX	XX	2	2	2	1	1	2	1	1	*** (OPEN) Asset do not meet guidelines - EV 2
															COMMENT: The credit needs list requires 1 month of corporate and personal bank statements. The file included only personal statements. The approval reflects the corporate statements are not needed and the personal statements alone are acceptable.
GUWEAFDSQR0	XX	XX		XX		1	1	1	1	1	1	1	1
Z0YQA0B3JNK	XX	XX		XX		1	1	1	1	1	1	1	1
WVSBG1RRWR3	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The file is missing the loan application and Customer Due Diligence Certificate

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the required most recent two years tax returns for XX, XX and XX.  There are no tax returns provided.

*** (CURED) Missing Documentation - EV R
COMMENT:   The Background Check reflects it was pulled for XX but the Sponsor Summary shows the Guarantor as XX.  There is a copy of an email stating XX has changed his last name from XX to XX.  The loan file is missing documentation to support XX legally changed his name from XX.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the Operating Agreement and Articles of Organization for XX

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The loan file is missing the ID for XX
MOWUSQEOAMS	XX	XX		XX		1	1	1	1	1	1	1	1
ZV5Q4OHG2JH	XX	XX		XX		1	1	1	1	1	1	1	1
4UILM2UWPA1	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The renewal for XX) last approval is 2.XX.2023. The renewal file for 2024 is missing.
K2KXS5HQ4HE	XX	XX		XX		1	1	1	1	1	1	1	1
EVV1RMHDJPM	XX	XX		XX		3	1	3	1	1	1	1	1
WOQTG2S1EWT	XX	XX		XX		1	1	1	1	1	1	1	1
J2W5YBOECU1	XX	XX		XX		1	1	1	1	1	1	1	1
FXPEWJRRVPY	XX	XX	XX	2	2	2	1	1	2	1	1	*** (OPEN) Foreclosure History does not meet guidelines - EV 2
															COMMENT: The policy indicates a Sponsor or Borrower will deemed ineligible if a foreclosure or bankruptcy was filed within the past 5 years. The credit report confirms a mortgage account was in foreclosure 10/2020. The file included an approved exception. The file included a letter of explanation and title report which reflected the guarantor still owns the property and the bank did not foreclose on the property.
OGO5LAUNOIJ	XX	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Asset do not meet guidelines - EV 2
COMMENT:   The policy requires two months of bank statements dated within 90 days of approval date. The loan file contain only one month of bank statements for all accounts dated 6.XX.2023.

*** (OPEN) Missing from file  - EV 2
COMMENT: The policy requires background checks on the personal and sponsor guarantors. The loan file is missing a copy of the background check for XX (personal) and XX(sponsor).	*** (CURED) Missing Documentation - EV R
																COMMENT: The policy requires a copy of the Guarantor's current driver's license if the DL on file is expired. The loan file does not contain a copy of the current driver's license.
ZIS2ECFUPUG	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires a Profitability Calculation. (Profitability Analysis).  The file did not include the Profitability Analysis Calculation.

*** (CURED) Missing Doc - EV R
																COMMENT: The policy requires Effective XX an income verification 4506-C form to be completed and executed by the personal guarantor and borrowing entity. The file is missing the executed 4506-C forms.
S1KVTWU0OHS	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The policy requires two months of bank statements dated within 90 days of approval date for personal guarantor. The loan file contains a personal bank statement with XX #XX & XX,  for XX, dated 8.XX.2023. The loan file is missing a copy of the 9.XX.2023 statement. The loan file appears to have a documented in its place but there is no actual bank statement for this date.

*** (CURED) Missing from file  - EV R
COMMENT:   The policy requires a Business Purpose Loan Application and Certification of Beneficial Owner’s for the new borrowing entity only. The loan file is missing a copy of the loan application for XX.

*** (CURED) Missing Documentation - EV R
																COMMENT: The policy requires the borrowing Entity Documents (Operating Agreement, By-Laws, LP Agreement, Filed Articles, Foreign Registration, EIN Letter). The loan file is missing these documents for XX.
HBAYOTR5CWT	XX	XX		XX		1	1	1	1	1	1	1	1
PY5H0NLCGJP	XX	XX	XX	2	2	2	1	1	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The policy requires a minimum credit score of 680. The borrower has a middle score of 655. The file included an approved exception confirming the lower credit score driven by balances and recent inquiries, and not by foreclosure or past due credit lines.	*** (CURED) Asset do not meet guidelines - EV R
																COMMENT: The policy requires two months of bank statements dated within 90 days for personal and corporate statements. The most recent approval is dated 8.XX.2023, and the statements provided are dated 4.XX.2022 and 5.XX.2023. The April statements are dated 102 days from approval
DA4VK5OFFSC	XX	XX		XX		3	1	3	1	1	1	1	1
WM0WJHXEXKT	XX	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Asset Verification insufficient - EV 2
COMMENT: The 1 month's corporate bank statements and liquidity and 1 month's personal guarantor bank statements. The liquidity worksheet reflects asset for XX; however, the assets were not included in the file. The liquidity worksheet does not reflect personal statements and personal statements were not provided in the file. The file did not include personal or corporate assets.	*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R
COMMENT:   The lending policy requires a background report. The file is missing the background report for the entity and guarantor.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The policy requires a SREO.  The file is missing evidence of the SREO.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The policy requires a Copy of Guarantor's current Driver's License if not expired. The file did not include evidence of an unexpired photo ID.
4NED3ABKGUO	XX	XX		XX		1	1	1	1	1	1	1	1
F5CJDTBZL1C	XX	XX		XX		3	1	3	1	1	1	1	1
MNKP3U2GVGZ	XX	XX		XX		1	1	1	1	1	1	1	1
J0AYSWZAFG1	XX	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Collections, liens or judgments not paid at closing - EV 2
															COMMENT: The policy requires Past due county or city taxes, if less than 5 years past due, then must be paid during funding. The borrower has two tax liens filed 2.XX.2023 and 5.XX.2023 which were not paid. The file included an approved exception, given the combined dollar amounts are <15k.	*** (CURED) Missing from file - EV R COMMENT: The file is missing the background report for XX.
ULENWVY4ERT	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing from file - EV R
COMMENT:   The Sponsor approval is not approved or dated by the underwriter.

*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires a CLBP & Profitability Calculation. (Client-Level Business Plan (CLBP) and Profitability Analysis).  The file did not include the Profitability Analysis Calculation.

*** (CURED) Missing Documentation - EV R
																COMMENT: The policy requires a background check to be updated for each renewal. The loan file is did not include any copy of background checks for entity(s) and guarantees.
EOW2XE5F10K	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: The file is missing the 2021 personal tax returns or signed P&L and Balance Sheet and evidence an extension was filed for XX. The most recent personal tax returns available are from 2020, which exceeds the 18 month requirement. It is to be noted, the file does contain a signed Personal Balance Sheet as of 2/15/2022; however, the most recent tax returns are from 2020.
TV14CJCKTX2	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: Missing Certificate of good standing dated 60 days prior to funding. Required for all loans > $5MM in the state of California. The sponsor is closing loans in California state.
2AMHOSEWROT	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R
COMMENT:   The policy requires a background check for sponsor, personal or corporate guarantor, and borrowing entity to be updated. The loan file is missing updated background checks.

*** (CURED) Guarantor 2 Backround Check Not CLEAR - EV R
COMMENT:   The policy requires a background check for sponsor, personal or corporate guarantor, and borrowing entity to be updated. The loan file is missing updated background checks.

*** (CURED) Lender Approval - EV R
COMMENT:   The sponsor approval reflected approval date is pending. The loan file does not include a final sponsor approval dated by the underwriter.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The policy requires a copy of the Guarantor's current driver's license if the DL on file is expired. The DL for XX expired 5.XX.2024. The loan file does not include an updated copy of the DL.
SJHTYGSJEJU	XX	XX		XX		1	1	1	1	1	1	1	1
HS4SIL3VELF	XX	XX	XX	2	2	2	1	1	2	1	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
															COMMENT: One of the guarantor qualifying credit score is 615. The minimum required score is 680. The file included an approved exception, citing the overall score for the partnership is over 680.	*** (CURED) Valid ID - Missing - EV R COMMENT: The drivers license for XX expired 6.XX.2023.
BAZGMNSEODR	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
																COMMENT: Missing Certificate of good standing dated 60 days prior to funding. Required for all loans > $5MM in the state of California. The sponsor is closing loans in California state.
TLYFKDGC251	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Lender Approval - EV R
COMMENT:   The Final Renewal Sponsor Package includes the Renewal and Limit Increase Sponsor Summary; however, the approval section does not have the Approved by and Approval date sections completed.

*** (CURED) Tax Returns - EV R
COMMENT:   The loan file is missing the 4506C or 2020 & 2021 tax returns for the borrowing entity XX (Based on the Sponsor Summary, this appears to be the new borrowing entity).  The file only contains the 2021 K1's for the entity.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The loan file is missing a copy of the un-expired drivers license for both guarantors.
O3PT4FDMW2H	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing from file - EV R
COMMENT:   The policy requires the borrowing Entity Documents (Operating Agreement, By-Laws, LP Agreement, Filed Articles, Foreign Registration, EIN Letter). The loan file is missing these documents for XX

*** (CURED) Missing Doc - EV R
																COMMENT: The policy requires a CLBP & Profitability Calculation. (Client-Level Business Plan (CLBP) and Profitability Analysis). The file did not include the Profitability Analysis.
IIULRV0BGLG	XX	XX		XX		1	1	1	1	1	1	1	1
O33ILYO0KB1	XX	XX		XX		3	1	3	1	1	1	1	1
2QZSNIGTA3F	XX	XX		XX		3	1	3	1	1	1	1	1
13CVAT4OPQS	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The policy requires a Business Purpose Loan Application and Certification of Beneficial Owner’s for the new borrowing entity only. The loan file is missing a copy of the loan application for XX.

*** (CURED) Missing Documentation - EV R
																COMMENT: The policy requires the borrowing Entity Documents (Operating Agreement, By-Laws, LP Agreement, Filed Articles, Foreign Registration, EIN Letter). The loan file only contains a copy of the Operating Agreement. The loan file is missing the other documents for XX
PXH2QABHQPB	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The sponsor renewal for XX last approval is dated 1.XX.2023. The sponsor renewal file for 2024 did not include a lender approval.
D1IMRJ5TWBN	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R
COMMENT:   The policy requires updated background checks for sponsor renewals. The background checks have not updated since 7.XX.2020 for the sponsor. The loan file is missing updated background checks.

*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires updated background checks for sponsor renewals. The background checks have not updated since 7.XX.2020 for the sponsor. The loan file is missing updated background checks.

*** (CURED) Tax Returns - EV R
																COMMENT: The policy indicates updated corporate financial statements are required for sponsor renewal/reviews. The approval does indicate there were sponsor audited financials provided and were reviewed; however, the loan file is missing a copy of these audited sponsor financials.
OCSXCRHZOWB	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing credit report - EV R
COMMENT:   The final lender approval reflect the borrowers credit reports were pulled 2.XX.2024; however, the file did not include the credit reports.

*** (CURED) Valid ID - Missing - EV R
COMMENT:   The policy requires a Copy of Guarantor's current Driver's License if not expired.  The file did not include evidence of an unexpired photo ID for XX.

*** (CURED) VOM or VOR missing/required - EV R
																COMMENT: 6.XX.2024: Resolved
GMZK1CNJKDM	XX	XX		XX		1	1	1	1	1	1	1	1
HCBMGHEZH05	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R
COMMENT:   The loan approval indicates new background check and credit report were reviewed. The loan file contained a new credit report dated 7/XX/2023. The loan file did not include a new background check. Last background check on file is dated 4/XX/2022.

*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires a CLBP & Profitability Calculation. (Client-Level Business Plan (CLBP) and Profitability Analysis).  The file did not include the CLBP & Profitability Analysis Calculation.

*** (CURED) Missing Doc - EV R
COMMENT:   The policy requires Effective XX an income verification 4506-C form to be completed and executed by the personal guarantor and borrowing entity.  The file is missing the executed 4506-C forms.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The policy requires a copy of the Guarantor's current driver's license if the DL on file is expired. There is no record of a driver's license on file since last review of this sponsor.
OZTMEYXA3J0	XX	XX		XX		1	1	1	1	1	1	1	1
B5CO035GLRP	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The credit needs list requires 1 month of corporate and personal bank statements.  The liquidity worksheets reflects evidence of personal bank statements.  The file did not include the personal and corporate statements. It is to be noted there was no exception noted for not having in the file.

*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires a SREO.  The file is missing evidence of the SREO.

*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R
COMMENT:   The file is missing evidence of the background report was cleared/passed for the entity and individual.

*** (CURED) Missing credit report - EV R
COMMENT:   The liquidity worksheet reflects the borrowers credit score is 800 as of 5.XX.2024; however, the file did not include the credit report.

*** (CURED) Valid ID - Missing - EV R
COMMENT:   The credit needs list requires an updated photo ID if expired.  The borrowers license expired 7.XX.2023

																*** (CURED) VOM or VOR missing/required - EV R
X3UFAAHO3Y0	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
																COMMENT: The policy requires two months of bank statements for the borrowing entity and related corporate entities. The loan file is missing two months bank statements for the borrowing entity XX The loan file contains two months personal and two months business bank statements for XX
DVAAR2HRXIA	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R COMMENT: The background report for the personal guarantor expired 10.XX.2023 and the entity background report expired 11.XX.2023
POF4KENMWIE	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The file is missing personal bank statements or evidence they are not required.

*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R
COMMENT:   The lending policy requires a background report. The file is missing evidence of the background report for the entity and guarantor are clear.

*** (CURED) Lender Approval - EV R
																COMMENT: The file is missing the lender approval
JA4UMN44L30	XX	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Tax Returns - EV 2
															COMMENT: The policy requires 2 years Federal Personal Tax Returns. The file included an approved exception for no returns for XX, as XX only originates Fix-N-Flip properties. The policy requires 2 year's Filed Federal Tax Returns, including all K-1s and statements, if applicable. The file included an approved exception due to XX not providing their 2022 tax extension
GMSBKREMKZN	XX	XX		XX		3	1	3	1	1	1	1	1
JZXEFKGBJHM	XX	XX		XX		1	1	1	1	1	1	1	1
CXDHICTMO05	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The policy requires one month bank statements for the borrowing entity, personal guarantor, or corporate guarantor. The loan file is missing copies of the bank statements.

*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires the Quick Glance. The loan file is missing a copy of the Quick Glance.

*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires a Schedule of Real Estate Owned. The loan file is missing a copy of the SREO.

*** (CURED) Lender Approval - EV R
																COMMENT: The loan file is missing the 2024 renewal sponsor approval.
C1152LIOHG0	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: Missing the Interim Update & Limit Increase approval.
UUKE03KWWLZ	XX	XX		XX		3	1	3	1	1	1	1	1
H4VTWAZ4VSI	XX	XX	XX	3	2	3	1	1	2	1	1	*** (OPEN) Missing Documentation - EV 2
COMMENT: Missing Certificate of good standing dated 60 days prior to funding. Required for all loans > $2MM in all states except California. The sponsor is closing loans in Georgia and Florida. Loan file does contain a paid cert of good standing dated 4/XX/23 which is outside of the 60 days.	*** (CURED) Missing Documentation - EV R
																COMMENT: The policy requires Effective XX an income verification 4506-C form to be completed and executed by the personal and corporate Guarantor. The file is missing the executed 4506-C forms.
4AFTLPZWLDL	XX	XX	XX	3	2	2	1	1	2	1	1	*** (OPEN) Asset Verification insufficient - EV 2
COMMENT:   The 1 month's corporate bank statements and liquidity and 1 month's personal guarantor bank statements.  The liquidity worksheet reflects asset for XX; however, the assets were not included in the file.  The liquidity worksheet does not reflect personal statements and personal statements were not provided in the file.  The file did not include personal or corporate assets

*** (OPEN) Missing Documentation - EV 2
															COMMENT: The policy requires a CLBP & Profitability Calculation. (Client-Level Business Plan (CLBP) and Profitability Analysis). The file did not include the CLBP & Profitability Calculation.	*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: The policy requires a SREO. The file is missing evidence of the SREO.
I1FYLWVNV0V	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The renewal for XX last approval 6.XX.2023. The only updated provide doc was credit dated 3.XX.2024. The renewal file for 2023/2024 is missing.
3C1TCJPFTFF	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the current background check for XX

*** (CURED) Tax Returns - EV R
COMMENT:   The loan file contains only the 2021 tax returns for both XX.  Lending Policy requires two years tax returns.  Provide either 2020 1040 or 2022 1040 for both Guarantors.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The file is missing valid un-expired drivers license for XX
HCWLPVFYHRK	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R COMMENT: The file is missing the updated background reports
O1NRNXBUOYC	XX	XX		XX		1	1	1	1	1	1	1	1
Z5U0VP0NFEO	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
																COMMENT: The policy requires a copy of the Guarantor's current driver's license if the DL on file is expired. The loan file does not contain a copy of the current driver's license.
JNFZFMRWATG	XX	XX		XX		3	1	3	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The renewal for XX last approval 10.XX.2021. The only updated provide doc was credit dated 4.XX.2024. The renewal documents for 2024 is missing.
JWYUW0YN1LB	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Lender Approval - EV R
COMMENT:   The renewal for XX last approval is 11.XX.2021. The documents provided are dated 2018, 2019 and 2020. The renewal file for 2023 is missing.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The file is missing evidence of a valid identification for XX
5VRLBR5CJMK	XX	XX		XX		3	1	3	1	1	1	1	1
NJL3DP34R2Z	XX	XX		XX		3	1	3	1	1	1	1	1
WECOYHRSFWW	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The renewal for XX last approval is 10.XX.2022. The renewal file for 2023 is missing.
DTKWNMD5ARK	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R COMMENT: The background reports for XX andXX expired 12.XX.2023, prior to the renewal and limit increase approval dated 12.XX.2023.
YTCIJ2CLX5C	XX	XX		XX		2	2	2	1	1	2	1	1		*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2 COMMENT: XX was added back as a guarantor and has a mid-FICO of 641. The minimum score required is 680.	*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R COMMENT: The file is missing the background reports for all guarantors. The most recent reports expired 2.XX.2023
1HMKSXNFV1C	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Asset document has expired - EV R
COMMENT:   The most recent bank statements are dated 3.XX.2022.  The assets are expired.

*** (CURED) Lender Approval - EV R
																COMMENT: The updated approval is not dated or reflecting approved by the underwriter. The file does not include the final approval.
5ZPICD1DUSG	XX	XX		XX		1	1	1	1	1	1	1	1
BW4EN1PAVLD	XX	XX	XX	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires a CLBP & Profitability Calculation. (Client-Level Business Plan (CLBP) and Profitability Analysis).  The file did not include the CLBP & Profitability Calculation.

*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R
COMMENT:   The file did not include the background report for the personal guarantors or the entities.

*** (CURED) Lender Approval - EV R
COMMENT:   The file is missing the lender approval

*** (CURED) Missing credit report - EV R
COMMENT:   The file is missing the updated credit reports for the personal guarantors.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The photo ID for XX expired 8.XX.2021
LEXUPRZQAMO	XX	XX	XX	2	2	2	1	1	2	1	1	*** (OPEN) One or more Personal Guarantor with > 50% Ownership Did Not Meet FICO Requirements - EV 2
															COMMENT: The borrower has a mid FICO of 679. The loan file contains an approved exception by the VP, Lending Team Manager.	*** (CURED) Valid ID - Missing - EV R COMMENT: The renewal loan file is missing a copy of the driver's license for XX and we do not have a copy on file from previous loan approval.
3GOEP1MKOKZ	XX	XX		XX		1	1	1	1	1	1	1	1
RR4EVWRSYLH	XX	XX		XX		1	1	1	1	1	1	1	1
CLXCKXYXICE	XX	XX		XX		1	1	1	1	1	1	1	1			*** (CURED) Lender Approval - EV R COMMENT: The renewal for XX last approval 7.XX.2021. The only updated provide doc was credit dated 4.XX.2024. The renewal file for 2024 is missing.
SX124UB03FQ	XX	XX		XX		3	1	3	1	1	1	1	1
ZY1TGQAIING	XX	XX		XX		3	1	1	1	1	1	1	1			*** (CURED) Valid ID - Missing - EV R COMMENT: The policy requires a copy of the Guarantor's current driver's license if the DL on file is expired. There is no DL on file for the guarantor XX
P5MEWYSB3KC	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The 1 month's corporate bank statements and liquidity and 1 month's personal guarantor bank statements.  The liquidity worksheet reflects asset for XX; however, the assets were not included in the file.  The liquidity worksheet does not reflect personal statements and personal statements were not provided in the file.  The file did not include personal or corporate assets.

*** (CURED) Guarantor 1 Backround Check Not CLEAR - EV R
																COMMENT: The lending policy requires a background report. The file is missing the background report for the entity and guarantor.
EET3TMBWGYR	XX	XX		XX		3	1	3	1	1	1	1	1
HZQ242QP1HS	XX	XX		XX		1	1	1	1	1	1	1	1
JCOWWYZNPXC	XX	XX		XX		1	1	1	1	1	1	1	1
SEKSXIZCZWM	XX	XX	XX	3	1	3	1	1	1	1	1	*** (CURED) Missing from file - EV R
COMMENT:   The file is missing the background report for XX

*** (CURED) Missing Documentation - EV R
COMMENT:   The policy requires Entity Documents (Operating Agreement, By-Laws, LP Agreement, Filed Articles, Foreign Registration, EIN Letter).  The file did not include the entity documents.

*** (CURED) Missing Documentation - EV R
																COMMENT: The policy requires a CLBP & Profitability Calculation. (Client-Level Business Plan (CLBP) and Profitability Analysis). The file did not include the CLBP & Profitability Calculation.
WFBDIMGUEZY	XX	XX		XX		1	1	1	1	1	1	1	1
JBXJDZ1LOSE	XX	XX		XX		1	1	1	1	1	1	1	1